Label	Element	Value
Intrepid Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Intrepid Small Cap Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Intrepid Capital Management Funds Trust

Intrepid Endurance Fund Institutional Class (Ticker: ICMZX) Investor Class (Ticker: ICMAX)

April 7, 2022
Supplement to the Currently Effective Summary Prospectus and
Statutory Prospectus, each dated January 31, 2022
Name Change
Effective as of June 6, 2022, the name of the Intrepid Endurance Fund will change to the Intrepid Small Cap Fund, and all references in the Prospectus and Summary Prospectus are hereby changed to the new name as of that date. In connection with this change, the Fund’s investment objective and investment strategies will remain the same, and the Fund has adopted, in accordance with the requirements of Rule 35d- 1 under the Investment Company Act of 1940, an operating policy that the Fund will normally invest at least 80% of its net assets, plus borrowings for investment purposes, in small capitalization companies. The first sentence under “Principal Investment Strategies” in the Prospectus and Summary Prospectus is hereby amended and restated in its entirety as follows, effective as of June 6, 2022:
“Under normal conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of small capitalization companies.”

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	“Under normal conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of small capitalization companies.”
Supplement Closing [Text Block]	ck0001300746_SupplementClosingTextBlock	If you have any questions, please call the Intrepid Funds at 1-866-996-FUND (toll free). ****** Please Read Carefully and Keep for Future Reference
Intrepid Small Cap Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ICMZX
Intrepid Small Cap Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ICMAX